COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Lease payments under noncancelable operating leases
The following table summarizes our minimum lease payments under noncancelable operating leases with initial or remaining lease terms in excess of one year as of December 31, 2012 (in millions):

Years Ending December 31,	Operating Lease Payments
2013	$233
2014	162
2015	128
2016	101
2017	72
Thereafter	235
Total minimum operating lease payments[1]	$931

[1]	Income associated with sublease arrangements is not significant.